Financial Risk Management - Summary of Financial Liabilities into Maturity Groupings based on Contractual Maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Non-derivatives
Convertible Notes (part of Current interest-bearing loans and borrowings)	$ 324,395	$ 333,145	$ 323,528
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	187,427
Trade payables	60,152	66,481
Total non-derivatives	851,527	863,034
Derivatives
Total derivatives	28
Carrying Amount
Non-derivatives
Lease liabilities	45,083	37,186
Convertible Notes (part of Current interest-bearing loans and borrowings)	324,395	333,145
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		187,059
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	121,973	2,845
Trade payables	60,152	66,481
Total non-derivatives	551,603	626,716
Derivatives
Total derivatives	2
Total Undiscounted Cash Flows
Non-derivatives
Lease liabilities	57,106	47,266
Convertible Notes (part of Current interest-bearing loans and borrowings)	546,842	490,873
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		255,569
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)		2,845
Trade payables	60,152	66,481
Derivatives
Foreign currency forward contracts- inflows	(5,902)
Foreign currency forward contracts- outflows	5,930
Less than 3 Months
Non-derivatives
Lease liabilities	3,441	3,209
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		4,834
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	5,142
Trade payables	60,152	66,481
Total non-derivatives	68,735	74,524
Derivatives
Foreign currency forward contracts- inflows	(3,541)
Foreign currency forward contracts- outflows	3,552
Total derivatives	11
Between 3 Months and 1 Year
Non-derivatives
Lease liabilities	10,324	9,627
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		12,562
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	13,624	2,845
Total non-derivatives	23,948	25,034
Derivatives
Foreign currency forward contracts- inflows	(2,361)
Foreign currency forward contracts- outflows	2,378
Total derivatives	17
Between 1 and 2 Years
Non-derivatives
Lease liabilities	11,303	10,116
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		16,749
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	16,684
Total non-derivatives	27,987	26,865
Between 2 and 5 Years
Non-derivatives
Lease liabilities	17,654	12,819
Convertible Notes (part of Current interest-bearing loans and borrowings)	546,842	490,873
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)		221,425
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	151,977
Total non-derivatives	716,473	725,117
After 5 Years
Non-derivatives
Lease liabilities	14,384	11,495
Total non-derivatives	$ 14,384	$ 11,495